General Administrative And Other Net Operating Incomes Expenses Details of administrative expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Employee benefits
Salaries	₩ 1,317,826		₩ 1,323,007	₩ 1,262,786
Employee benefits	559,562		466,585	381,283
Retirement benefit service costs	146,848		156,356	135,754
Termination	299,562		179,286	73,119
Sub total	2,323,798		2,125,234	1,852,942
Depreciation and amortisation expense [Abstract]
Depreciation and amortization	183,601		248,269	236,958
Other general and administrative expense [Abstract]
Rent	313,080		311,992	295,871
Taxes and dues	111,248		102,531	103,580
Service charges	198,828		244,543	233,860
IT expenses	70,936		83,978	100,026
Telephone and communication	65,015		63,699	60,880
Operating promotion expenses	43,850		48,115	46,638
Advertising	68,942		76,153	58,914
Printing	8,633		9,502	10,249
Traveling expenses	13,064		11,681	9,601
Supplies	6,795		6,827	6,822
Insurance premium	8,548		8,092	7,236
Reimbursement	27,516		26,846	23,779
Maintenance	16,081		16,470	14,565
Water, light and heating	14,165		15,006	15,205
Vehicle maintenance	9,902		9,987	10,400
Others	46,799		69,551	62,861
Sub total	1,023,402		1,104,973	1,060,487
Total	3,530,801	$ 3,307,789	3,478,476	3,150,387
Paid amount for defined contribution type pension plan	3,946
Expenses related to defined benefit type pension plan	₩ 142,902		₩ 152,609	₩ 132,131